INVENTORIES - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Aug. 31, 2022	Sep. 30, 2023
Inventories [Line Items]
Inventory expensed in cost of sales	$ 95,638	$ 101,853
Inventory provision and plant waste included in cost of sales	10,252	20,883
Inventory provision relating to excess and unsaleable inventories	4,048	5,678
Inventory write-down related to adjustments to net realizable value	4,569	21,997
Plant waste included in cost of sales	5,706	5,871
Realized fair value on inventories sold and other inventory charges	35,204	56,187
Realized loss on fair value on inventories sold	31,133	43,524
Cost of sales
Inventories [Line Items]
Inventory write-down related to adjustments to net realizable value	498	9,334
Fair value adjustments
Inventories [Line Items]
Inventory write-down related to adjustments to net realizable value	$ 4,071	$ 12,663